CHINA GOLDEN STAR LIMITED - BALANCE SHEETS (USD $)	Sep. 30, 2011	Jun. 30, 2010
Cash and cash equivalents	$ 770	$ 20
Total current assets	770	20
Total Assets	770	20
Notes payable	3,825	1,575
Total current liabilities	3,825	1,575
Additional paid-in capital	6,000	6,000
Retained earnings	(9,055)	(7,555)
Total stockholders equity	(3,055)	(1,555)
TOTAL LIABILITIES AND EQUITY	$ 770	$ 20